Filed with the U.S. Securities and Exchange Commission on March 11, 2022
1933 Act Registration File No.333-206240
1940 Act File No. 811-23084

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[	X	]
Pre-Effective Amendment No.		[		]
Post-Effective Amendment No.	132	[	X	]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		[	X	]
Amendment No.	135	[		]

(Check appropriate box or boxes.)

Series Portfolios Trust
(Exact Name of Registrant as Specified in Charter)
615 East Michigan Street
Milwaukee, WI 53202
(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code: (414) 765-6115

Ryan L. Roell, President and Principal Executive Officer
Series Portfolios Trust
615 East Michigan Street
Milwaukee, WI 53202
(Name and Address of Agent for Service)
Copy to:

Marco Adelfio, Esq.
Goodwin Procter LLP
1900 N Street, NW
Washington, DC 20036
It is proposed that this filing will become effective (check appropriate box)

[		]	immediately upon filing pursuant to paragraph (b)
[	X	]	on April 13, 2022 pursuant to paragraph (b)
[		]	60 days after filing pursuant to paragraph (a)(1)
[		]	on (date) pursuant to paragraph (a)(1)
[		]	75 days after filing pursuant to paragraph (a)(2)
[		]	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[	X	]	This post-effective amendment designates a new effective date for a previously filed post- effective amendment.

EXPLANATORY NOTE

Designation of New Effective Date for Previously Filed Post-Effective Amendment

Post-Effective Amendment No. 126 (“the “Amendment”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 on December 29, 2021, and pursuant to Rule 485(a)(2) would become effective on March 14, 2022.

Post-Effective Amendment No. 132 was filed pursuant to Rule 485(b)(1)(iii) for the sole purpose of designating April 13, 2022, as the new date upon which the Amendment would have become effective.

This Post-Effective Amendment No. 132 incorporates by reference the information contained in Parts A, B, and C of the Amendment with respect to the Optimize AI Smart Sentiment Event-Driven ETF.

SIGNATURES

    Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed below on its behalf by the undersigned, duly authorized, in the City of Milwaukee and State of Wisconsin, on the 11th day of March, 2022.

Series Portfolios Trust

By: /s/ Ryan L. Roell
Ryan L. Roell
President

    Pursuant to the requirements of the 1933 Act, as amended, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Daniel B. Willey*	Trustee	March 11, 2022
Daniel B. Willey

/s/ Debra McGinty-Poteet*	Trustee	March 11, 2022
Debra McGinty-Poteet

/s/ Koji Felton*	Trustee	March 11, 2022
Koji Felton

/s/ Elaine E. Richards*	Trustee	March 11, 2022
Elaine E. Richards

/s/ Ryan L. Roell	President and Principal	March 11, 2022
Ryan L. Roell	Executive Officer

/s/ Cullen O. Small*	Treasurer and Principal	March 11, 2022
Cullen O. Small	Financial Officer

*By: /s/ Ryan L. Roell		March 11, 2022
Ryan L. Roell
Ryan L. Roell, Attorney-In Fact pursuant to Power of Attorney